Quarterly Report
September 30, 2023
MFS®  International Equity Fund
IIE-Q1

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 1.5%
MTU Aero Engines Holding AG	425,361	$77,238,194
Rolls-Royce Holdings PLC (a)	53,302,211	142,885,091
		$220,123,285
Airlines – 1.3%
Ryanair Holdings PLC, ADR (a)	1,982,021	$192,672,261
Alcoholic Beverages – 3.6%
Carlsberg Group	944,271	$118,988,606
Diageo PLC	5,583,910	205,928,077
Pernod Ricard S.A.	1,282,589	213,500,856
		$538,417,539
Apparel Manufacturers – 4.1%
Compagnie Financiere Richemont S.A.	2,150,567	$262,030,337
LVMH Moet Hennessy Louis Vuitton SE	480,785	362,717,022
		$624,747,359
Automotive – 2.3%
Compagnie Generale des Etablissements Michelin	3,475,581	$106,525,864
DENSO Corp.	12,481,200	200,531,057
Koito Manufacturing Co. Ltd.	2,753,700	41,580,059
		$348,636,980
Brokerage & Asset Managers – 3.0%
Deutsche Boerse AG	1,462,805	$252,838,932
London Stock Exchange Group PLC	1,937,957	194,693,040
		$447,531,972
Business Services – 4.8%
Compass Group PLC	13,070,507	$318,420,250
Experian PLC	6,933,509	226,511,871
Randstad Holding N.V.	1,451,279	79,997,108
Tata Consultancy Services Ltd.	2,465,526	104,765,463
		$729,694,692
Computer Software – 4.1%
Check Point Software Technologies Ltd. (a)	1,582,252	$210,882,547
Dassault Systemes SE	2,138,579	79,509,647
SAP SE	2,580,838	335,125,545
		$625,517,739
Computer Software - Systems – 7.4%
Amadeus IT Group S.A.	2,468,450	$148,757,906
Capgemini	1,765,919	306,631,872
Hitachi Ltd.	5,251,700	325,946,985
Samsung Electronics Co. Ltd.	2,238,704	113,478,104
Sony Group Corp.	2,636,700	215,960,974
		$1,110,775,841
Construction – 1.1%
Compagnie de Saint-Gobain	2,894,179	$173,385,991

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.6%
Beiersdorf AG	2,311,691	$298,538,914
Kose Corp.	885,300	64,306,287
L’Oréal S.A.	308,665	127,830,311
Reckitt Benckiser Group PLC	820,053	57,971,674
		$548,647,186
Electrical Equipment – 4.4%
Legrand S.A.	1,550,844	$142,331,374
Mitsubishi Electric Corp.	8,689,300	107,511,481
Schneider Electric SE	2,490,232	410,546,521
		$660,389,376
Electronics – 2.9%
Hoya Corp.	936,100	$95,996,604
Kyocera Corp.	3,282,200	166,635,783
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,050,382	178,178,196
		$440,810,583
Energy - Integrated – 3.2%
Eni S.p.A.	12,993,362	$208,692,265
Galp Energia SGPS S.A., “B”	9,324,717	138,128,588
Suncor Energy, Inc.	3,886,040	133,640,293
		$480,461,146
Food & Beverages – 3.4%
Nestle S.A.	4,544,264	$513,144,606
Food & Drug Stores – 1.3%
Seven & I Holdings Co. Ltd.	1,910,200	$74,840,879
Tesco PLC	38,810,988	124,791,347
		$199,632,226
Insurance – 4.7%
AIA Group Ltd.	32,351,289	$263,777,677
Intact Financial Corp.	770,813	112,377,243
Prudential PLC	9,914,463	106,760,146
Zurich Insurance Group AG	492,801	225,819,839
		$708,734,905
Internet – 1.7%
NetEase, Inc.	6,422,500	$130,812,832
Tencent Holdings Ltd.	3,354,000	131,145,621
		$261,958,453
Machinery & Tools – 2.8%
Daikin Industries Ltd.	1,364,000	$214,265,926
Kubota Corp.	4,217,000	62,193,977
SMC Corp.	329,400	147,639,267
		$424,099,170
Major Banks – 5.9%
DBS Group Holdings Ltd.	7,853,351	$193,260,225
ING Groep N.V.	18,262,454	241,251,138
Toronto-Dominion Bank	2,869,129	172,855,385
UBS AG	11,769,700	290,920,625
		$898,287,373

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.9%
EssilorLuxottica	1,369,459	$238,049,697
Olympus Corp.	10,402,900	135,152,773
QIAGEN N.V. (a)	3,491,443	141,267,127
Sonova Holding AG	464,026	109,964,060
Terumo Corp.	4,355,200	115,495,567
		$739,929,224
Metals & Mining – 0.9%
Rio Tinto PLC	2,149,364	$135,016,881
Natural Gas - Distribution – 1.4%
ENGIE S.A.	13,741,500	$210,704,023
Other Banks & Diversified Financials – 4.2%
HDFC Bank Ltd.	11,410,988	$209,734,211
Intesa Sanpaolo S.p.A.	85,391,906	219,439,891
Julius Baer Group Ltd.	1,667,172	106,842,155
KBC Group N.V.	1,541,892	96,133,022
		$632,149,279
Pharmaceuticals – 9.4%
Bayer AG	4,056,333	$194,914,965
Merck KGaA	1,494,889	249,951,552
Novartis AG	2,584,589	263,741,607
Novo Nordisk A.S., “B”	3,722,958	338,661,996
Roche Holding AG	1,364,132	372,087,713
		$1,419,357,833
Printing & Publishing – 1.7%
RELX PLC	7,812,842	$263,485,066
Railroad & Shipping – 1.3%
Canadian National Railway Co. (l)	1,854,864	$200,937,417
Restaurants – 0.7%
Yum China Holdings, Inc.	1,777,647	$99,050,491
Specialty Chemicals – 6.6%
Akzo Nobel N.V.	1,463,154	$105,587,817
L'Air Liquide S.A.	2,721,268	458,579,894
Linde PLC	621,822	231,535,422
Shin-Etsu Chemical Co. Ltd.	2,965,300	86,177,047
Sika AG	450,794	114,257,010
		$996,137,190
Specialty Stores – 0.2%
ZOZO, Inc.	1,586,500	$29,115,205
Total Common Stocks		$14,873,551,292
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.4% (v)	162,884,673	$162,917,250

Other Assets, Less Liabilities – 0.5%		68,531,072
Net Assets – 100.0%		$15,104,999,614
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $162,917,250 and $14,873,551,292, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$2,830,313,072	$—	$2,830,313,072
Switzerland	—	2,258,807,952	—	2,258,807,952
Japan	2,083,349,871	—	—	2,083,349,871
United Kingdom	252,664,714	1,523,798,729	—	1,776,463,443
Germany	1,297,036,297	252,838,932	—	1,549,875,229
Canada	619,810,338	—	—	619,810,338
Denmark	—	457,650,602	—	457,650,602
Italy	—	428,132,156	—	428,132,156
Netherlands	—	426,836,063	—	426,836,063
Other Countries	2,059,293,050	383,019,516	—	2,442,312,566
Mutual Funds	162,917,250	—	—	162,917,250
Total	$6,475,071,520	$8,561,397,022	$—	$15,036,468,542
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2023, the value of securities loaned was $47,664,442. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $49,605,484.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,468,913	$781,678,303	$679,209,336	$(34,006)	$13,376	$162,917,250
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,269,547	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
France	18.7%
Switzerland	15.0%
Japan	13.8%
United Kingdom	11.8%
Germany	10.3%
Canada	4.1%
United States	3.1%
Denmark	3.0%
Italy	2.8%
Other Countries	17.4%